Noninterest Income and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NONINTEREST INCOME
Service charges on deposit accounts	$ 6,245	$ 6,262	$ 5,925
Trust fees	2,279	2,111	1,977
Mortgage banking fees	3,710	2,140	2,119
Brokerage commissions and fees	1,071	1,122	1,174
Marine finance fees	1,111	1,209	1,334
Interchange income	4,501	3,808	3,163
Other deposit based EFT fees	336	318	321
Other	2,191	1,375	2,121
Noninterest Income	21,444	18,345	18,134
Loss on sale of commercial loan	(1,238)	0	0
Securities gains, net	7,619	1,220	3,687
Total noninterest income	27,825	19,565	21,821
NONINTEREST EXPENSE:
Salaries and wages	29,935	27,288	26,408
Employee benefits	7,710	5,875	5,717
Outsourced data processing costs	7,382	6,583	5,981
Telephone / data lines	1,178	1,179	1,505
Occupancy	8,146	7,627	7,480
Furniture and equipment	2,319	2,291	2,398
Marketing	3,095	2,917	2,910
Legal and professional fees	5,241	6,137	7,977
FDIC assessments	2,805	3,013	3,958
Amortization of intangibles	788	847	985
Asset disposition expense	1,459	2,281	2,268
Net loss on other real estate owned and repossessed assets	3,467	3,751	13,541
Other	9,023	7,974	8,428
Total noninterest expense	$ 82,548	$ 77,763	$ 89,556